SCHEDULE OF RISKS IN RELATION IN BALANCE SHEET (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Liabilities	$ 37,594	¥ 274,406	¥ 362,689
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities		¥ 157,343	¥ 250,879